FINANCIAL INSTRUMENTS - Changes in liabilities from Cash Flow from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related parties, net
Changes in liabilities from Cash flow from financing activities
Beginning of year	R$ (57,541)	R$ (53,506)	R$ (80,920)
Cash transactions
Proceeds/(Repayment) from financing activities	5,797	(6,492)	30,126
Non cash transactions
Interest expense on loans and Interest on loans with related parties	(95)	2,457	(2,712)
End of year	(51,839)	(57,541)	(53,506)
Debt, Debentures And Losses/Gains On Financial Instruments, Net
Changes in liabilities from Cash flow from financing activities
Beginning of year	20,576,866	26,417,256	19,488,733
Cash transactions
Proceeds/(Repayment) from financing activities	(3,975,541)	(2,150,035)	(1,985,603)
Interest paid on loans and financing	(1,330,116)	(1,240,165)	(946,041)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	1,323,448	1,540,797	1,471,526
Exchange variation, operations with subsidiaries and associate company and others	(83,806)	(3,990,987)	8,388,641
End of year	R$ 16,510,851	R$ 20,576,866	R$ 26,417,256